Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
EQRx, INC. [Member]
Property and Equipment, Net [Line Items]
PROPERTY AND EQUIPMENT, NET

5. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following (in thousands):

	Estimated Useful Life	June 30, 2021	December 31, 2020
Property and equipment:
Leasehold improvements	Lesser of useful life or life of lease	$1,492	$1,479
Furniture and fixtures	5 years	899	893
Capitalized website development	1 – 3 years	577	548
Computer equipment	3 years	175	138
Work-in-progress	n.a.	211	—
		3,354	3,058
Less: Accumulated depreciation		(918)	(338)
Property and equipment, net:		$2,436	$2,720

The Company recorded $0.6 million and $25.3 thousand of depreciation expense during the six months ended June 30, 2021 and 2020, respectively.

3. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following (in thousands):

	Estimated Useful Life	December 31,
		2020	2019
Property and equipment:
Leasehold improvements	Lesser of useful life or life of lease	$1,479	$—
Furniture and fixtures	5 years	893	—
Capitalized website development	1 – 3 years	548	—
Computer equipment	3 years	138
Work-in-progress	n.a.	—	78
		3,058	78
Less: Accumulated depreciation		(338)	—
Property and equipment, net:		$2,720	$78

During the year ended December 31, 2020, the Company recorded approximately $0.3 million in depreciation expense. The Company did not record any depreciation expense during the period from Inception to December 31, 2019.